American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
March 31, 2025
unaudited
Growth funds 79.87%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	569,416	$20,465
American Funds Insurance Series - Growth Fund, Class 1	113,514	13,446
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	598,211	10,145
American Funds Insurance Series - International Fund, Class 1	382,742	6,786
American Funds Insurance Series - New World Fund, Class 1	128,813	3,495
Total growth funds (cost: $48,942,000)		54,337
Growth-and-income funds 20.22%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	885,479	13,751
Total growth-and-income funds (cost: $11,526,000)		13,751
Total investment securities 100.09% (cost: $60,468,000)		68,088
Other assets less liabilities (0.09)%		(59)
Net assets 100.00%		$68,029
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 79.87%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,580	$10	$583	$31	$(573)	$20,465	$—	$—
American Funds Insurance Series - Growth Fund, Class 1	14,291	574	426	57	(1,050)	13,446	—	—
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,783	168	93	4	(717)	10,145	—	—
American Funds Insurance Series - International Fund, Class 1	7,118	67	371	(99)	71	6,786	—	—
American Funds Insurance Series - New World Fund, Class 1	3,568	28	165	(3)	67	3,495	—	—
						54,337
Growth-and-income funds 20.22%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,406	27	699	61	(44)	13,751	—	—
Total 100.09%				$51	$(2,246)	$68,088	$—	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
March 31, 2025
unaudited

Growth funds 9.74%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	325,131	$38,512
Total growth funds (cost: $24,092,000)		38,512
Growth-and-income funds 39.53%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,027,391	78,075
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,322,604	39,322
American Funds Insurance Series - Growth-Income Fund, Class 1	577,777	39,006
Total growth-and-income funds (cost: $128,323,000)		156,403
Asset allocation funds 4.92%
American Funds Insurance Series - Asset Allocation Fund, Class 1	752,977	19,472
Total asset allocation funds (cost: $19,957,000)		19,472
Equity-income funds 10.25%
American Funds Insurance Series - Capital Income Builder, Class 1	3,129,872	40,563
Total equity-income funds (cost: $30,697,000)		40,563
Balanced funds 5.02%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,506,855	19,875
Total balanced funds (cost: $18,083,000)		19,875
Fixed income funds 30.62%
American Funds Insurance Series - The Bond Fund of America, Class 1	12,710,258	121,129
Total fixed income funds (cost: $136,518,000)		121,129
Total investment securities 100.08% (cost: $357,670,000)		395,954
Other assets less liabilities (0.08)%		(329)
Net assets 100.00%		$395,625
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates1

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.74%
American Funds Insurance Series - Growth Fund, Class 1	$38,609	$3,766	$1,022	$157	$(2,998)	$38,512	$—	$—
Growth-and-income funds 39.53%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	77,498	1,743	1,157	(128)	119	78,075	—	—
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	38,802	804	438	2	152	39,322	—	—
American Funds Insurance Series - Growth-Income Fund, Class 1	38,740	1,872	394	62	(1,274)	39,006	—	—
						156,403
Asset allocation funds 4.92%
American Funds Insurance Series - Asset Allocation Fund, Class 1	19,541	243	173	(3)	(136)	19,472	—	—
Equity-income funds 10.25%
American Funds Insurance Series - Capital Income Builder, Class 1	38,647	1,036	915	3	1,792	40,563	252	—
Balanced funds 5.02%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	19,164	529	161	(1)	344	19,875	—	—
Fixed income funds 30.62%
American Funds Insurance Series - The Bond Fund of America, Class 1	117,894	5,431	5,571	(330)	3,705	121,129	—	—
Total 100.08%				$(238)	$1,704	$395,954	$252	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
March 31, 2025
unaudited

Growth funds 54.79%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,291,650	$508,346
American Funds Insurance Series – Global Growth Fund, Class 1	7,047,107	253,273
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	9,921,143	168,263
Total growth funds (cost: $774,979,000)		929,882
Growth-and-income funds 20.04%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,774,686	254,829
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,040,987	85,344
Total growth-and-income funds (cost: $264,626,000)		340,173
Fixed income funds 20.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,623,419	339,491
Total fixed income funds (cost: $339,702,000)		339,491
Short-term securities 4.33%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	73,444,046	73,444
Total short-term securities (cost: $73,444,000)		73,444
Options purchased (equity style) 0.24%
Options purchased (equity style)*		4,120
Total options purchased (cost: $6,717,000)		4,120
Total investment securities 99.40% (cost: $1,459,468,000)		1,687,110
Other assets less liabilities 0.60%		10,136
Net assets 100.00%		$1,697,246
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	100	USD56,118	USD4,025.00	6/20/2025	$96
S&P 500 Index	215	120,655	4,050.00	6/20/2025	213
S&P 500 Index	15	8,418	4,150.00	6/20/2025	17
S&P 500 Index	1,310	735,152	4,325.00	6/20/2025	1,847
S&P 500 Index	140	78,566	4,400.00	6/20/2025	221
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
S&P 500 Index	10	USD5,612	USD4,450.00	6/20/2025	$17
S&P 500 Index	15	8,418	4,475.00	6/20/2025	26
S&P 500 Index	60	33,671	4,425.00	9/19/2025	247
S&P 500 Index	75	42,089	4,475.00	9/19/2025	326
S&P 500 Index	250	140,296	4,500.00	9/19/2025	1,110
					$4,120
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
Nikkei 225 (OSE) Index Futures	Short	24	6/12/2025	USD(5,757)	$104
Japanese Yen Currency Futures	Short	68	6/16/2025	(5,711)	86
British Pound Currency Futures	Short	93	6/16/2025	(7,505)	13
Euro Currency Futures	Short	210	6/16/2025	(28,513)	295
FTSE 100 Index Futures	Short	63	6/20/2025	(7,010)	91
Russell 2000 E-mini Index Futures	Short	131	6/20/2025	(13,278)	222
Mini MSCI Emerging Market Index Futures	Short	312	6/20/2025	(17,328)	658
Euro Stoxx 50 Index Futures	Short	453	6/20/2025	(25,547)	1,087
S&P Mid 400 E-mini Index Futures	Short	94	6/20/2025	(27,623)	113
S&P 500 E-mini Index Futures	Short	589	6/20/2025	(166,488)	1,142
5 Year U.S. Treasury Note Futures	Long	27	6/30/2025	2,920	18
					$3,829
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.79%
American Funds Insurance Series – Growth Fund, Class 1	$533,318	$49,497	$37,696	$15,676	$(52,449)	$508,346	$—	$—
American Funds Insurance Series – Global Growth Fund, Class 1	268,636	9,151	18,123	3,062	(9,453)	253,273	—	—
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	180,038	10,302	10,327	1,350	(13,100)	168,263	—	—
						929,882
Growth-and-income funds 20.04%
American Funds Insurance Series – Growth-Income Fund, Class 1	268,423	7,962	13,911	3,185	(10,830)	254,829	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	89,561	1,651	6,378	1,476	(966)	85,344	—	—
						340,173
Fixed income funds 20.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	363,091	13,973	47,575	25	9,977	339,491	—	—
Total 94.83%				$24,774	$(76,821)	$1,609,546	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2025
unaudited

Growth funds 9.96%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,100,224	$130,322
Total growth funds (cost: $103,591,000)		130,322
Growth-and-income funds 49.88%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	20,956,697	325,458
American Funds Insurance Series – Growth-Income Fund, Class 1	2,909,641	196,430
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,746,908	131,155
Total growth-and-income funds (cost: $511,558,000)		653,043
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,528,745	65,393
Total asset allocation funds (cost: $61,263,000)		65,393
Equity-income funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	15,146,834	196,303
Total equity-income funds (cost: $171,726,000)		196,303
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	20,556,596	195,904
Total fixed income funds (cost: $195,231,000)		195,904
Short-term securities 4.46%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	58,349,733	58,350
Total short-term securities (cost: $58,350,000)		58,350
Options purchased (equity style) 0.29%
Options purchased (equity style)*		3,764
Total options purchased (cost: $5,317,000)		3,764
Total investment securities 99.54% (cost: $1,107,036,000)		1,303,079
Other assets less liabilities 0.46%		6,086
Net assets 100.00%		$1,309,165
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	95	USD53,312	USD4,025.00	6/20/2025	$91
S&P 500 Index	130	72,954	4,050.00	6/20/2025	129
S&P 500 Index	10	5,612	4,150.00	6/20/2025	11
S&P 500 Index	900	505,066	4,325.00	6/20/2025	1,269
S&P 500 Index	80	44,895	4,400.00	6/20/2025	127
S&P 500 Index	20	11,224	4,450.00	6/20/2025	34
S&P 500 Index	10	5,612	4,475.00	6/20/2025	17
S&P 500 Index	10	5,612	4,550.00	6/20/2025	24
S&P 500 Index	25	14,030	4,575.00	6/20/2025	64
S&P 500 Index	450	252,533	4,500.00	9/19/2025	1,998
					$3,764
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
Nikkei 225 (OSE) Index Futures	Short	16	6/12/2025	USD(3,838)	$68
Japanese Yen Currency Futures	Short	44	6/16/2025	(3,695)	58
British Pound Currency Futures	Short	134	6/16/2025	(10,813)	21
Euro Currency Futures	Short	189	6/16/2025	(25,661)	262
Russell 2000 E-mini Index Futures	Short	9	6/20/2025	(912)	15
FTSE 100 Index Futures	Short	92	6/20/2025	(10,238)	126
Mini MSCI Emerging Market Index Futures	Short	185	6/20/2025	(10,275)	390
S&P Mid 400 E-mini Index Futures	Short	40	6/20/2025	(11,754)	48
Euro Stoxx 50 Index Futures	Short	407	6/20/2025	(22,953)	931
S&P 500 E-mini Index Futures	Short	391	6/20/2025	(110,521)	758
5 Year U.S. Treasury Note Futures	Long	84	6/30/2025	9,085	54
					$2,731
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.96%
American Funds Insurance Series – Growth Fund, Class 1	$133,701	$16,957	$10,931	$4,364	$(13,769)	$130,322	$—	$—
Growth-and-income funds 49.88%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	336,671	9,740	21,524	4,618	(4,047)	325,458	—	—
American Funds Insurance Series – Growth-Income Fund, Class 1	201,814	8,779	8,272	2,363	(8,254)	196,430	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,801	2,302	6,656	1,682	(974)	131,155	—	—
						653,043
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,527	657	2,365	(226)	(200)	65,393	—	—
Equity-income funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	203,406	3,764	20,244	2,634	6,743	196,303	1,220	—
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	203,406	9,419	22,602	(1,265)	6,946	195,904	—	—
Total 94.79%				$14,170	$(13,555)	$1,240,965	$1,220	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2025
unaudited

Growth funds 24.87%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,415,018	$86,796
Total growth funds (cost: $76,615,000)		86,796
Growth-and-income funds 24.91%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,599,301	86,957
Total growth-and-income funds (cost: $72,285,000)		86,957
Asset allocation funds 9.97%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,346,435	34,819
Total asset allocation funds (cost: $31,887,000)		34,819
Equity-income funds 4.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,343,082	17,406
Total equity-income funds (cost: $15,277,000)		17,406
Balanced funds 19.93%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	5,275,034	69,578
Total balanced funds (cost: $65,582,000)		69,578
Fixed income funds 9.98%
American Funds Insurance Series – Capital World Bond Fund, Class 1	3,502,900	34,819
Total fixed income funds (cost: $34,427,000)		34,819
Short-term securities 4.83%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	16,847,914	16,848
Total short-term securities (cost: $16,848,000)		16,848
Options purchased (equity style) 0.37%
Options purchased (equity style)*		1,292
Total options purchased (cost: $1,503,000)		1,292
Total investment securities 99.85% (cost: $314,424,000)		348,515
Other assets less liabilities 0.15%		512
Net assets 100.00%		$349,027
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	60	USD33,671	USD4,025.00	6/20/2025	$57
S&P 500 Index	170	95,401	4,325.00	6/20/2025	240
S&P 500 Index	35	19,642	4,400.00	6/20/2025	55
S&P 500 Index	10	5,612	4,450.00	6/20/2025	17
S&P 500 Index	10	5,612	4,300.00	9/19/2025	35
S&P 500 Index	200	112,237	4,500.00	9/19/2025	888
					$1,292
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
Nikkei 225 (OSE) Index Futures	Short	6	6/12/2025	USD(1,439)	$20
Japanese Yen Currency Futures	Short	15	6/16/2025	(1,260)	19
British Pound Currency Futures	Short	33	6/16/2025	(2,663)	5
Euro Currency Futures	Short	61	6/16/2025	(8,282)	78
Russell 2000 E-mini Index Futures	Short	2	6/20/2025	(203)	3
S&P Mid 400 E-mini Index Futures	Short	7	6/20/2025	(2,057)	8
FTSE 100 Index Futures	Short	22	6/20/2025	(2,448)	29
Mini MSCI Emerging Market Index Futures	Short	59	6/20/2025	(3,277)	126
S&P 500 E-mini Index Futures	Short	18	6/20/2025	(5,088)	35
Euro Stoxx 50 Index Futures	Short	130	6/20/2025	(7,331)	275
5 Year U.S. Treasury Note Futures	Long	33	6/30/2025	3,569	22
					$620
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.87%
American Funds Insurance Series – Global Growth Fund, Class 1	$90,621	$6,266	$7,880	$1,533	$(3,744)	$86,796	$—	$—
Growth-and-income funds 24.91%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	90,656	1,571	5,425	1,163	(1,008)	86,957	—	—
Asset allocation funds 9.97%
American Funds Insurance Series – Asset Allocation Fund, Class 1	36,401	678	2,034	(133)	(93)	34,819	—	—
Equity-income funds 4.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	18,255	332	2,019	271	567	17,406	110	—
Balanced funds 19.93%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	72,844	828	5,430	(578)	1,914	69,578	—	—
Fixed income funds 9.98%
American Funds Insurance Series – Capital World Bond Fund, Class 1	36,519	3,352	6,215	197	966	34,819	—	—
Total 94.65%				$2,453	$(1,398)	$330,375	$110	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,236,463,000, $1,001,555,000 and $261,333,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $166,566,000, $126,271,000 and $22,485,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2025, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
INGEFP1-875-0525
American Funds Insurance Series — Portfolio Series — Page 13 of 13